Liquidity and Going Concern (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Liquidity and Going Concern
Revenue	$ 0	$ 0
Net loss	139,635	145,382
Cash	0	0
Working capital deficit	$ 285,017	$ 145,382
Substantial Doubt about Going Concern, within One Year [true false]	true	true